Note 6 - Warrants	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Warrants [Text Block]
Note
6.
Warrants

Series A Warrants

Pursuant to the terms of our
2015
Unit Offering, during the year ended
December
31,
2016,
we issued warrants to purchase up to an aggregate
5,429,872
shares of our common stock. Of this amount, warrants to purchase an aggregate
2,814,286
shares were issued at an exercise price of
$0.45
per share, and warrant to purchase an aggregate
2,615,586
shares were issued at an exercise price of
$0.70
per share. These warrants were issued to investors in our
2015
Unit Offering (see Note
4),
as commissions to licensed brokers in conjunction therewith, and to other investors who converted their investors into notes on the same terms as the
2015
Unit Offering and Series A warrants. Series A Warrants totaling
4,059,744
expire
June
1,
2020
and
854,545
expire
July
31,
2021.
The relative fair value of these warrants resulted in
$2,115,874recorded
as a discount on our convertible notes on our consolidated balance sheets in the periods presented.

Pursuant to the terms of our
2015
Unit Offering, during the year ended
December
31,
2015,
we issued Series A warrants to purchase up to an aggregate
9,597,123
shares of our common stock. Of that amount, warrants to purchase an aggregate
6,320,800
shares were issued at an exercise price of
$0.40
per share, and a warrant to purchase
3,276,323
shares was issued at an exercise price of
$0.45
per share. These warrants were issued to investors and as commissions, and expire
June
1,
2020.
 The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$3,319,906
discount on the convertible notes payable.

Warrants Issued Concurrently with Line of Credit

During the year ended
December
31,
2016
we issued warrants to purchase an aggregate
300,000
shares of our common stock. These warrants are exercisable at
$0.35
per share and expire in
June
2021.
The relative fair value of warrants issued resulted in
$237,405
discount on the letter of credit.

 Pursuant to the terms of our line of credit,
five
line of credit holders exchanged their line of credit and accrued interest for notes and warrants on the terms offered in our
2015
Unit Offering totaling
$283,571
(see Notes
4
and
5).
With the exchange, these note holders received additional warrants to purchase an aggregate
515,583
of our common stock at an exercise price of
$0.70
which expire
June
1,
2018.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$283,571
recorded as a discount on convertible notes payable.

Warrants Issued Concurrently with One Year Convertible Note
s

On
July
8,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.65
per share and expire
July
8,
2021.
The fair value of warrants issued resulted in
$160,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability.

On
December
30,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.75
per share and expire
December
30,
2021.
The fair value of warrants issued resulted in
$280,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability.

Warrants Issued Concurrently with Winter
2016
Unit Offering

On
December
28,
2016
we issued warrants to purchase an aggregate
292,983
shares of our common stock to investors of our Winter
2016
Unit Offering (see Note
4).
These warrants are initially exercisable at
$0.70
per share and expire
December
31,
2021.
The fair value of warrants issued resulted in
$167,000
discount on the convertible notes issued to the investors.

Warrants Issued Concurrently with December/January Notes

During the year ended
December
31,
2015,
we issued warrants to purchase an aggregate
266,000
shares of our common stock to holders of our December/January notes (see Note
5).
These warrants are exercisable at
$0.30
per share and expire
January
2020.
 The fair value of warrants totaled
$133,000
and was recorded as interest expense.

We have certain warrants outstanding to purchase our common stock, at various prices, as described in the following table:

	Number of
	Shares	Price Range
Outstanding as of December 31, 2014	8,838,122	$0.125	-	1.00
Issued	12,693,395	0.30	-	0.45
Exercised	—	0.30	-	0.50
Expired	(7,752,079)	0.25	-	0.75
Outstanding as of December 31, 2015	13,779,438	$0.125	-	1.00
Prior year extensions	4,634,637		0.30
Issued	6,822,855	0.35	-	0.75
Exercised	(2,818,271)	0.25	-	0.40
Expired	(2,383,545)	0.55	-	0.75
Outstanding as of December 31, 2016	20,035,114	$0.125	-	1.00

To determine interest expense related to our outstanding warrants issued in conjunction with debt offerings, the fair value of each award grant is estimated on the date of grant using the Black-Scholes option-pricing model and the relative fair values are amortized over the life of the warrant. The determination of expense of warrants issued for services or settlement also uses the option-pricing model. The principal assumptions we used in applying this model were as follows:

	2015			2016
Risk free interest rate	.97	-	1.60%	.95	-	1.96%
Expected volatility	255	-	332%	301	-	315%
Expected dividend yield		-			-
Forfeiture rate		-			-
Expected life in years	3	-	5	3	-	5

The risk-free interest rate is based on U.S Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock. The expected life in years is based on the contract term of the warrant.